Leases (Details) - Schedule of future undiscounted cash flows of operating leases to the operating lease liabilities	Dec. 31, 2022 USD ($)
Schedule Of Future Undiscounted Cash Flows Of Operating Leases To The Operating Lease Liabilities Abstract
0 – 1 years	$ 1,174,592
1 – 2 years	1,240,071
2 – 3 years	1,017,122
3 – 4 years	622,184
4 – 5 years	402,709
After 5 year	302,032
Total undiscounted lease payments	4,758,710
Less: imputed interest	(522,766)
Total lease liabilities	$ 4,235,944